Financial instruments (Details 23) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Current financial assets at amortised cost	$ 1,497,386	$ 1,249,849
Current, total financial assets at fair value	6,038	5,029
Current, total financial assets	1,503,424	1,254,878
Non-current financial assets at amortised cost	1,957	1,884
Non-current, total financial assets at fair value	42,834	14,055
Non-current, total financial assets	44,791	15,939
Financial assets at amortised cost	1,499,343	1,251,733
Total, total financial assets at fair value	48,872	19,084
Total, total financial assets	360,941	1,270,817
Cash and cash equivalent [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	630,438	514,669
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	630,438	514,669
Total, total financial assets	630,438	514,669
Trade receivables due from related parties [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	59,132	82,259
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	59,132	82,259
Total, total financial assets	59,132	82,259
Term deposits [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	360,941	284,160
Non-current financial assets at amortised cost	45	44
Financial assets at amortised cost	360,986	284,204
Trade and other receivables [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	446,875	368,761
Non-current financial assets at amortised cost	1,912	1,840
Financial assets at amortised cost	448,787	370,601
Derivative instruments [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	6,038	5,029
Non-current, financial assets at fair value through profit or loss	8,910	7,156
Total, financial assets at fair value through profit or loss	14,948	12,185
Total, total financial assets	6,038	4,095
Other investments [member]
Financial instruments [Line Items]
Current, financial assets classified as available for sale at fair value through equity	0	0
Non-current, financial assets classified as available for sale at fair value through equity	33,924	6,899
Total, financial assets classified as available for sale at fair value through equity	$ 33,924	$ 6,899